Quarterly Report
July 31, 2024
MFS®  Corporate Bond Fund
MFB-Q1

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.5%
Aerospace & Defense – 2.6%
Boeing Co., 2.196%, 2/04/2026	$8,727,000	$8,305,524
Boeing Co., 5.15%, 5/01/2030	15,298,000	15,065,403
Boeing Co., 6.388%, 5/01/2031 (n)	6,580,000	6,869,962
Boeing Co., 5.805%, 5/01/2050	36,763,000	34,257,952
General Dynamics Corp., 3.625%, 4/01/2030	13,022,000	12,465,267
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	11,915,000	12,085,645
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	9,532,000	9,706,410
TransDigm, Inc., 6.875%, 12/15/2030 (n)	19,815,000	20,376,973
		$119,133,136
Asset-Backed & Securitized – 3.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.011%, 11/15/2054 (i)	$111,549,096	$5,025,510
ACREC 2021-FL1 Ltd., “A”, FLR, 6.598% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	13,089,394	13,047,416
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.143% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	4,841,000	4,767,078
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	3,045,838	3,043,533
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.061% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	205,618	335,348
BDS 2021-FL7 Ltd., “B”, FLR, 6.948% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	4,505,000	4,459,819
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.255%, 7/15/2054 (i)	198,468,578	11,264,819
ELM Trust, 2024-ELM, “A10”, 5.801%, 6/10/2039 (n)	5,091,611	5,151,838
ELM Trust, 2024-ELM, “D10”, 6.625%, 6/10/2039 (n)	4,848,307	4,903,343
JPMorgan Chase Commercial Mortgage Securities Corp., 5.756%, 7/15/2042 (n)	14,744	13,941
KREF 2018-FT1 Ltd., “A”, FLR, 6.519% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	8,240,294	8,119,236
KREF 2018-FT1 Ltd., “AS”, FLR, 6.749% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	9,074,500	8,777,746
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	6,501,619	6,507,804
MF1 2022-FL8 Ltd., “A”, FLR, 6.691% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	12,662,588	12,576,622
MF1 Multi-Family Housing Mortgage Loan Trust, 2024-FL5, “A”, FLR, 6.988% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	14,356,000	14,332,025
OBX Trust, 2023-NQM5, “A1”, 5.988%, 12/01/2064 (n)	5,324,028	5,364,377
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	4,188,070	4,209,147
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	5,635,902	5,691,276
PFP III 2021-8 Ltd., “A”, FLR, 6.442% ((SOFR - 1mo. + 0.11448%) + 1%), 8/09/2037 (n)	115,958	116,000
PFP III 2021-8 Ltd., “AS”, FLR, 6.692% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	17,557,000	17,472,884
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	6,697,163	6,719,490
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	1,151,529	1,150,941
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	5,726,892	5,789,345
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	5,527,000	5,537,807
		$154,377,345
Automotive – 1.8%
Cummins, Inc., 5.45%, 2/20/2054	$7,545,000	$7,586,902
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	8,394,000	8,473,874
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	10,040,000	9,926,366
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	9,607,000	9,705,296
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	11,273,000	11,042,164
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	7,976,000	6,695,300
Hyundai Capital America, 5.45%, 6/24/2026 (n)	17,159,000	17,295,111
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	8,166,000	8,562,793
		$79,287,806
Broadcasting – 1.0%
Discovery Communications LLC, 4.125%, 5/15/2029	$7,049,000	$6,541,047
Walt Disney Co., 3.5%, 5/13/2040	25,879,000	21,125,374
Walt Disney Co., 4.75%, 9/15/2044	2,217,000	2,064,516
Walt Disney Co., 3.6%, 1/13/2051	9,908,000	7,577,735
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	9,948,000	8,629,377
		$45,938,049

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$6,874,000	$7,042,621
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	10,112,000	10,709,061
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	12,968,000	12,666,987
LPL Holdings, Inc., 6.75%, 11/17/2028	3,337,000	3,523,183
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	16,854,000	15,547,550
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)	6,298,000	6,415,260
		$55,904,662
Building – 0.5%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/2029 (n)	$1,714,000	$1,675,617
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/2031 (n)	5,889,000	6,140,602
Vulcan Materials Co., 3.5%, 6/01/2030	6,389,000	5,974,181
Vulcan Materials Co., 4.5%, 6/15/2047	10,514,000	9,088,622
		$22,879,022
Business Services – 0.7%
Fiserv, Inc., 2.25%, 6/01/2027	$11,840,000	$11,073,239
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	11,432,090
Visa, Inc., 3.65%, 9/15/2047	9,718,000	7,787,989
		$30,293,318
Cable TV – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$24,466,000	$25,010,293
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	10,641,000	8,808,437
Comcast Corp., 2.887%, 11/01/2051	13,896,000	8,908,907
Videotron Ltd., 3.625%, 6/15/2029 (n)	19,934,000	18,535,424
		$61,263,061
Chemicals – 0.4%
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	$18,888,000	$17,608,863
Computer Software – 0.7%
Cisco Systems, Inc., 5.5%, 1/15/2040	$7,722,000	$8,022,926
Microsoft Corp., 2.525%, 6/01/2050	5,450,000	3,542,812
Microsoft Corp., 2.5%, 9/15/2050	14,610,000	9,413,872
Oracle Corp., 5.55%, 2/06/2053	10,951,000	10,650,596
		$31,630,206
Computer Software - Systems – 0.1%
Apple, Inc., 2.7%, 8/05/2051	$6,683,000	$4,396,720
Conglomerates – 1.8%
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/2031 (n)	$1,906,000	$1,943,689
Ingersoll Rand, Inc., 5.45%, 6/15/2034	5,487,000	5,659,002
nVent Finance S.à r.l., 5.65%, 5/15/2033	12,831,000	13,076,410
Regal Rexnord Corp., 6.05%, 4/15/2028	10,547,000	10,808,076
Regal Rexnord Corp., 6.3%, 2/15/2030	14,860,000	15,498,673
Regal Rexnord Corp., 6.4%, 4/15/2033	10,590,000	11,061,783
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,503,502
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	10,836,000	10,776,130
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	8,326,000	8,565,306
		$82,892,571
Consumer Products – 1.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$3,912,000	$3,592,054
HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/2029 (n)	1,156,000	1,106,066
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	5,144,000	5,282,029
Kenvue, Inc., 5%, 3/22/2030	11,408,000	11,686,054
Kenvue, Inc., 5.1%, 3/22/2043	10,021,000	9,889,804

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Kenvue, Inc., 5.05%, 3/22/2053	$9,133,000	$8,827,243
Mattel, Inc., 3.75%, 4/01/2029 (n)	15,859,000	14,896,319
		$55,279,569
Consumer Services – 0.6%
CBRE Group, Inc., 5.95%, 8/15/2034	$27,311,000	$28,656,106
Electrical Equipment – 0.5%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$20,675,000	$20,895,119
Electronics – 1.4%
Broadcom, Inc., 5.05%, 7/12/2029	$8,807,000	$8,915,477
Intel Corp., 5.7%, 2/10/2053	17,168,000	17,312,653
Lam Research Corp., 1.9%, 6/15/2030	3,948,000	3,417,295
Lam Research Corp., 4.875%, 3/15/2049	7,791,000	7,343,280
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	3,324,000	3,305,797
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	12,491,000	9,058,763
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	14,219,000	13,212,298
		$62,565,563
Emerging Market Quasi-Sovereign – 1.1%
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053	$8,025,000	$7,034,523
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.375%, 1/29/2054	8,016,000	7,205,037
Qatar Petroleum, 3.125%, 7/12/2041 (n)	14,719,000	11,140,811
Saudi Arabian Oil Co., 5.25%, 7/17/2034 (n)	6,895,000	6,929,337
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)	15,465,000	15,164,979
		$47,474,687
Emerging Market Sovereign – 0.1%
United Mexican States, 6.338%, 5/04/2053	$4,838,000	$4,635,921
Energy - Independent – 3.1%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$6,440,000	$6,518,989
Diamondback Energy, Inc., 5.75%, 4/18/2054	16,126,000	15,962,142
EQT Corp., 5.7%, 4/01/2028	3,455,000	3,522,117
EQT Corp., 3.625%, 5/15/2031 (n)	11,873,000	10,668,210
Occidental Petroleum Corp., 6.125%, 1/01/2031	7,894,000	8,244,776
Occidental Petroleum Corp., 5.55%, 10/01/2034	7,143,000	7,182,108
Occidental Petroleum Corp., 4.4%, 4/15/2046	18,060,000	14,590,165
Occidental Petroleum Corp., 6.05%, 10/01/2054	6,050,000	6,082,451
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	12,809,000	13,262,238
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)(w)	4,824,000	4,860,293
Pioneer Natural Resources Co., 5.1%, 3/29/2026	8,177,000	8,221,935
Pioneer Natural Resources Co., 1.9%, 8/15/2030	2,906,000	2,497,251
Pioneer Natural Resources Co., 2.15%, 1/15/2031	21,285,000	18,290,482
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	20,387,000	22,160,322
		$142,063,479
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$6,943,000	$5,912,866
BP Capital Markets America, Inc., 4.812%, 2/13/2033	4,600,000	4,555,982
BP Capital Markets America, Inc., 3.001%, 3/17/2052	10,654,000	7,057,100
		$17,525,948
Entertainment – 0.7%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$18,053,000	$17,582,673
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	12,829,000	13,173,291
		$30,755,964

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.9%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$4,843,000	$4,759,173
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	9,024,000	8,570,915
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	5,143,000	4,720,313
Fortress Transportation and Infrastructure Investors LLC, 7%, 5/01/2031 (n)	13,702,000	14,126,981
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	14,963,450	14,704,230
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	5,642,000	5,969,360
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	7,609,000	7,896,605
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	23,119,000	23,400,857
		$84,148,434
Food & Beverages – 3.9%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$4,622,000	$4,321,565
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	15,286,000	13,936,837
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	21,513,000	21,500,528
Campbell Soup Co., 5.2%, 3/21/2029	1,428,000	1,456,942
Campbell Soup Co., 2.375%, 4/24/2030	2,271,000	2,004,801
Constellation Brands, Inc., 2.25%, 8/01/2031	12,758,000	10,728,080
Constellation Brands, Inc., 4.75%, 5/09/2032	11,088,000	10,904,031
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	4,540,285
Diageo Capital PLC, 5.625%, 10/05/2033	6,595,000	6,994,151
JBS USA Food Co., 6.5%, 12/01/2052	11,976,000	12,090,634
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	4,282,000	4,266,844
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	12,802,000	11,372,014
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	10,304,000	10,215,522
Kraft Heinz Foods Co., 4.875%, 10/01/2049	12,944,000	11,560,562
Kraft Heinz Foods Co., 5.5%, 6/01/2050	12,522,000	12,244,565
Mars, Inc., 4.55%, 4/20/2028 (n)	21,743,000	21,774,870
SYSCO Corp., 4.45%, 3/15/2048	9,063,000	7,673,285
Viterra Finance B.V., 3.2%, 4/21/2031 (n)	5,281,000	4,669,709
Viterra Finance B.V., 5.25%, 4/21/2032 (n)	3,134,000	3,142,463
		$175,397,688
Gaming & Lodging – 2.1%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$14,904,000	$15,173,315
Las Vegas Sands Corp., 5.9%, 6/01/2027	7,130,000	7,243,250
Las Vegas Sands Corp., 6.2%, 8/15/2034	8,763,000	8,863,764
Marriott International, Inc., 4%, 4/15/2028	7,013,000	6,833,713
Marriott International, Inc., 2.85%, 4/15/2031	12,565,000	11,013,354
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	8,328,000	8,286,142
Sands China Ltd., 2.85%, 3/08/2029	15,270,000	13,459,960
Sands China Ltd., 3.25%, 8/08/2031	5,716,000	4,831,970
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,044,000	6,872,198
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	14,957,000	14,274,404
		$96,852,070
Insurance – 1.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$22,135,000	$20,342,979
Corebridge Financial, Inc., 4.35%, 4/05/2042	2,707,000	2,304,423
Lincoln National Corp., 5.852%, 3/15/2034	22,341,000	22,991,395
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	17,496,000	18,188,517
		$63,827,314
Insurance - Health – 1.9%
Elevance Health, Inc., 5.375%, 6/15/2034	$11,192,000	$11,482,131
Elevance Health, Inc., 5.65%, 6/15/2054	15,203,000	15,361,093
Humana, Inc., 4.95%, 10/01/2044	9,162,000	8,189,210
Humana, Inc., 5.5%, 3/15/2053	3,660,000	3,477,194
UnitedHealth Group, Inc., 5.3%, 2/15/2030	8,423,000	8,727,428
UnitedHealth Group, Inc., 4.625%, 7/15/2035	12,467,000	12,184,635

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – continued
UnitedHealth Group, Inc., 5.5%, 7/15/2044	$11,960,000	$12,096,468
UnitedHealth Group, Inc., 5.875%, 2/15/2053	12,207,000	12,917,656
		$84,435,815
Insurance - Property & Casualty – 2.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$5,404,000	$5,430,761
American International Group, Inc., 5.125%, 3/27/2033	19,304,000	19,465,861
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	14,386,000	15,611,223
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	11,784,000	13,327,842
Brown & Brown, Inc., 5.65%, 6/11/2034	13,304,000	13,469,146
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	11,222,000	9,964,662
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	4,771,000	4,843,553
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)	11,191,000	11,510,948
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	10,393,000	10,664,361
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	8,474,000	8,580,886
		$112,869,243
International Market Quasi-Sovereign – 0.7%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$16,054,000	$16,733,936
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	20,295,000	17,076,784
		$33,810,720
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$25,609,000	$24,943,166
Machinery & Tools – 1.7%
AGCO Corp., 5.8%, 3/21/2034	$22,046,000	$22,455,559
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	3,228,000	3,154,669
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	9,885,000	9,891,952
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	3,902,000	4,007,669
CNH Industrial Capital LLC, 5.45%, 10/14/2025	17,462,000	17,537,569
CNH Industrial Capital LLC, 5.5%, 1/12/2029	15,194,000	15,594,020
CNH Industrial N.V., 3.85%, 11/15/2027	5,323,000	5,163,582
		$77,805,020
Major Banks – 15.4%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$25,565,000	$25,245,537
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	19,822,000	20,524,665
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	8,035,000	6,947,620
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	12,641,000	13,265,944
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	19,828,000	16,889,314
Comerica, Inc., 5.982% to 1/30/2029, FLR (SOFR - 1 day + 2.155%) to 1/30/2030	14,075,000	14,110,612
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	11,566,029
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	18,459,000	13,897,804
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	24,068,000	22,686,717
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	16,262,000	16,630,504
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	11,567,000	11,682,452
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	14,155,000	14,746,331
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	21,465,000	18,372,792
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	8,263,000	7,039,228
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	25,493,000	26,154,947
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	4,363,000	4,309,261
JPMorgan Chase & Co., 3.54%, 5/01/2028	13,887,000	13,415,504
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	9,529,000	9,826,256
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	37,249,000	31,739,263
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	7,807,000	7,930,546
Mitsubishi UFJ Financial Group, Inc., 5.719% to 2/20/2025, FLR (CMT - 1yr. + 1.08%) to 2/20/2026	24,317,000	24,366,885
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	14,185,000	13,234,385
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	17,246,000	16,267,193

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	$8,281,000	$8,455,448
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	3,224,000	3,168,731
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	23,279,000	21,819,533
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	15,325,000	15,555,368
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	21,704,000	18,754,912
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	10,295,000	10,398,671
NatWest Group PLC, 5.583%, 3/01/2028	9,594,000	9,717,662
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172	2,468,000	2,555,523
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	16,788,000	15,625,021
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	9,221,000	9,305,850
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	14,337,000	14,784,941
Royal Bank of Canada, 2.3%, 11/03/2031	15,376,000	13,069,495
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	28,730,000	23,494,734
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	19,569,000	19,804,130
Toronto-Dominion Bank, 4.108%, 6/08/2027	12,741,000	12,525,152
Toronto-Dominion Bank, 4.693%, 9/15/2027	16,991,000	16,982,625
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	34,761,000	31,887,515
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	22,649,000	18,922,019
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	5,754,000	6,511,543
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	18,700,000	18,085,934
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	10,140,000	9,561,423
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	13,408,000	13,262,852
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	13,754,000	14,084,176
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	4,852,000	4,302,981
		$693,486,028
Medical & Health Technology & Services – 2.1%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$20,216,000	$17,963,067
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	6,904,000	5,339,222
Becton, Dickinson and Co., 2.823%, 5/20/2030	5,566,000	5,025,228
Becton, Dickinson and Co., 4.298%, 8/22/2032	3,494,000	3,348,730
Becton, Dickinson and Co., 4.685%, 12/15/2044	6,838,000	6,189,110
ICON Investments Six DAC, 5.809%, 5/08/2027	17,938,000	18,298,708
ICON Investments Six DAC, 5.849%, 5/08/2029	5,758,000	5,954,628
IQVIA, Inc., 6.25%, 2/01/2029	12,166,000	12,711,645
Marin General Hospital, 7.242%, 8/01/2045	8,685,000	10,434,376
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	6,659,000	5,600,240
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	7,023,000	5,150,307
		$96,015,261
Medical Equipment – 0.2%
Danaher Corp., 2.6%, 10/01/2050	$16,527,000	$10,442,328
Metals & Mining – 1.5%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$11,184,000	$10,185,111
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,570,000	3,983,909
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,960,000	16,233,287
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	8,624,000	8,317,919
Novelis Corp., 4.75%, 1/30/2030 (n)	19,774,000	18,683,821
Vale Overseas Ltd., 6.4%, 6/28/2054	10,476,000	10,460,600
		$67,864,647
Midstream – 4.6%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$3,370,000	$3,421,592
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	8,216,000	8,800,316
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	19,527,000	21,158,046
Enbridge, Inc., 5.95%, 4/05/2054	9,370,000	9,506,178
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084	14,863,000	16,255,173
Energy Transfer LP, 4%, 10/01/2027	8,335,000	8,131,098

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Energy Transfer LP, 5.95%, 5/15/2054	$8,347,000	$8,242,541
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	11,586,000	11,549,071
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	9,515,000	9,117,262
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	21,103,365	19,924,626
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	3,466,081	3,005,497
Plains All American Pipeline LP, 4.65%, 10/15/2025	15,024,000	14,921,578
Plains All American Pipeline LP, 3.55%, 12/15/2029	11,859,000	11,068,025
Plains All American Pipeline LP, 4.9%, 2/15/2045	13,471,000	11,750,593
Targa Resources Corp., 4.2%, 2/01/2033	12,131,000	11,158,586
Targa Resources Corp., 4.95%, 4/15/2052	20,184,000	17,678,526
Targa Resources Corp., 6.25%, 7/01/2052	3,900,000	4,045,312
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,378,000	4,496,215
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	6,706,000	6,096,088
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	6,218,000	6,917,458
		$207,243,781
Municipals – 0.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$9,830,000	$8,354,247
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	9,330,000	9,544,929
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	13,505,000	14,148,184
		$32,047,360
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$12,850,000	$12,276,317
Oils – 0.4%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	$19,984,830	$18,494,277
Other Banks & Diversified Financials – 3.7%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$24,810,000	$26,114,124
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	6,142,000	6,295,058
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	17,196,000	17,650,542
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	12,906,000	13,116,728
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	8,800,000	8,966,992
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	16,173,000	17,577,372
Intesa Sanpaolo S.p.A., 7.8%, 11/28/2053 (n)	10,206,000	11,590,535
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	2,051,000	2,204,543
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032	6,688,000	6,862,157
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	4,573,000	4,365,712
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	8,780,000	8,659,935
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	9,925,000	10,486,954
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	11,201,000	11,023,117
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	12,447,000	13,407,184
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	7,975,000	8,153,822
		$166,474,775
Pharmaceuticals – 2.0%
AbbVie, Inc., 5.35%, 3/15/2044	$14,936,000	$15,180,485
AbbVie, Inc., 5.4%, 3/15/2054	8,759,000	8,873,419
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	7,453,000	7,585,412
Bristol-Myers Squibb Co., 5.55%, 2/22/2054	4,595,000	4,655,284
Merck & Co., Inc., 2.75%, 12/10/2051	7,976,000	5,144,815
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	8,900,000	8,789,091
Pfizer, Inc., 2.55%, 5/28/2040	7,976,000	5,717,546
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	20,567,000	21,260,979
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	10,734,000	11,281,195
		$88,488,226

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.4%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$7,073,000	$6,575,019
Waste Management, Inc., 4.625%, 2/15/2033	13,737,000	13,580,981
		$20,156,000
Precious Metals & Minerals – 0.7%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$13,761,000	$13,230,397
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	17,232,000	17,769,793
		$31,000,190
Railroad & Shipping – 0.8%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$15,724,000	$15,430,688
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	8,973,000	9,211,967
Canadian Pacific Railway Co., 3.1%, 12/02/2051	17,537,000	11,935,215
		$36,577,870
Real Estate - Office – 1.1%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$11,718,000	$11,393,594
Boston Properties LP, REIT, 2.45%, 10/01/2033	4,219,000	3,238,049
Corporate Office Property LP, REIT, 2%, 1/15/2029	17,289,000	15,030,894
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	21,075,000	17,842,136
		$47,504,673
Real Estate - Other – 1.8%
EPR Properties, REIT, 3.6%, 11/15/2031	$21,022,000	$18,208,652
Extra Space Storage LP, 5.5%, 7/01/2030	16,979,000	17,469,979
Lexington Realty Trust Co., 2.375%, 10/01/2031	16,265,000	13,258,380
Prologis LP, REIT, 5.125%, 1/15/2034	20,823,000	21,082,483
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	15,391,000	12,752,147
		$82,771,641
Real Estate - Retail – 0.9%
NNN REIT, Inc., 5.6%, 10/15/2033	$13,247,000	$13,523,868
STORE Capital Corp., REIT, 4.625%, 3/15/2029	3,986,000	3,852,410
STORE Capital Corp., REIT, 2.7%, 12/01/2031	26,269,000	21,623,964
		$39,000,242
Retailers – 1.2%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$18,119,000	$13,851,034
Amazon.com, Inc., 3.6%, 4/13/2032	12,124,000	11,397,533
AutoZone, Inc., 4.75%, 8/01/2032	9,131,000	8,973,590
Home Depot, Inc., 4.85%, 6/25/2031	4,354,000	4,414,532
Home Depot, Inc., 3.3%, 4/15/2040	15,616,000	12,543,836
Home Depot, Inc., 3.9%, 6/15/2047	2,382,000	1,939,595
		$53,120,120
Specialty Chemicals – 0.7%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$8,252,000	$7,879,214
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	3,953,000	3,587,003
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	4,867,000	4,155,819
International Flavors & Fragrances, Inc., 5%, 9/26/2048	15,194,000	13,428,073
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	6,902,000	4,656,722
		$33,706,831
Specialty Stores – 0.4%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$27,612,000	$19,993,272

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 3.1%
American Tower Corp., 5.2%, 2/15/2029	$11,727,000	$11,889,892
American Tower Corp., 5.45%, 2/15/2034	12,330,000	12,571,966
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	18,925,000	15,271,758
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	8,755,000	8,670,955
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	8,862,000	8,548,080
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	13,604,000	11,950,236
Rogers Communications, Inc., 4.5%, 3/15/2042	8,577,000	7,467,801
Rogers Communications, Inc., 4.55%, 3/15/2052	7,360,000	6,159,897
T-Mobile USA, Inc., 2.05%, 2/15/2028	9,921,000	9,051,522
T-Mobile USA, Inc., 5.05%, 7/15/2033	8,601,000	8,613,928
T-Mobile USA, Inc., 3%, 2/15/2041	26,674,000	19,643,432
Vodafone Group PLC, 5.625%, 2/10/2053	19,986,000	19,634,275
		$139,473,742
Tobacco – 1.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$12,025,000	$12,799,419
B.A.T. Capital Corp., 5.834%, 2/20/2031	8,594,000	8,915,353
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)	16,674,000	16,832,265
Philip Morris International, Inc., 5.625%, 11/17/2029	5,491,000	5,734,943
Philip Morris International, Inc., 5.125%, 2/15/2030	7,490,000	7,613,609
		$51,895,589
Transportation - Services – 0.8%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$12,315,000	$12,541,981
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	19,070,000	20,006,401
GXO Logistics, Inc., 6.25%, 5/06/2029	3,129,000	3,244,940
		$35,793,322
U.S. Treasury Obligations – 3.6%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)	$77,669,000	$58,509,635
U.S. Treasury Bonds, 3.875%, 5/15/2043	48,278,000	44,928,714
U.S. Treasury Bonds, 4.375%, 8/15/2043	13,516,000	13,450,004
U.S. Treasury Bonds, 4.75%, 11/15/2043	8,368,000	8,739,330
U.S. Treasury Bonds, 4.5%, 2/15/2044	11,180,000	11,291,800
U.S. Treasury Bonds, 4.625%, 5/15/2044	17,574,000	18,049,047
U.S. Treasury Bonds, 2.875%, 5/15/2052	8,967,600	6,791,556
		$161,760,086
Utilities - Electric Power – 8.6%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	$4,802,000	$4,020,883
Adani Transmission Ltd., 4.25%, 5/21/2036	5,180,810	4,414,191
Adani Transmission Step-One Ltd., 4%, 8/03/2026	14,632,000	14,059,273
AEP Transmission Co. LLC, 5.4%, 3/15/2053	5,252,000	5,193,496
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	5,767,000	5,781,073
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	4,691,000	4,004,431
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	3,795,000	3,677,219
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	3,159,000	2,717,488
DTE Energy Co., 4.95%, 7/01/2027	11,963,000	12,007,172
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	21,816,000	19,533,862
Duke Energy Florida LLC, 6.2%, 11/15/2053	8,443,000	9,219,765
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	13,065,000	12,964,215
Enel Finance International N.V., 2.5%, 7/12/2031 (n)	7,340,000	6,180,360
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	4,500,000	4,215,213
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	9,393,000	11,405,108
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)	15,527,000	15,837,540
Eversource Energy, 5.5%, 1/01/2034	11,861,000	11,950,862
FirstEnergy Corp., 3.9%, 7/15/2027	16,631,000	16,125,336
FirstEnergy Corp., 3.4%, 3/01/2050	16,280,000	11,189,159
Florida Power & Light Co., 2.45%, 2/03/2032	6,909,000	5,906,163

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Florida Power & Light Co., 3.95%, 3/01/2048	$8,281,000	$6,745,402
Georgia Power Co., 4.7%, 5/15/2032	9,903,000	9,803,562
Georgia Power Co., 4.95%, 5/17/2033	12,724,000	12,725,438
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	12,494,891
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	22,679,000	19,274,193
MidAmerican Energy Co., 5.85%, 9/15/2054	15,452,000	16,273,371
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	8,412,000	8,470,223
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	2,720,000	2,283,857
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	9,140,000	8,509,616
Pacific Gas & Electric Co., 5.45%, 6/15/2027	10,156,000	10,274,013
Pacific Gas & Electric Co., 2.5%, 2/01/2031	27,538,000	23,329,857
Pacific Gas & Electric Co., 6.4%, 6/15/2033	4,889,000	5,173,219
Pacific Gas & Electric Co., 4%, 12/01/2046	11,946,000	8,919,274
PPL Electric Utilities Corp., 4.85%, 2/15/2034	11,696,000	11,671,798
Southern California Edison Co., 4.5%, 9/01/2040	7,827,000	6,917,744
Southern California Edison Co., 3.65%, 2/01/2050	4,289,000	3,165,637
WEC Energy Group, Inc., 4.75%, 1/09/2026	23,734,000	23,662,381
Xcel Energy, Inc., 5.5%, 3/15/2034	17,216,000	17,434,488
		$387,531,773
Total Bonds		$4,402,664,936
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 5.39% (v)	77,959,992	$77,967,788

Other Assets, Less Liabilities – 0.8%		34,282,015
Net Assets – 100.0%		$4,514,914,739
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $77,967,788 and $4,402,664,936, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,486,350,557, representing 32.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	773	$93,363,906	September – 2024	$2,926,031
U.S. Treasury Note 2 yr	Long	USD	1,617	332,078,743	September – 2024	2,731,187
U.S. Treasury Ultra Bond 30 yr	Long	USD	430	55,026,563	September – 2024	1,712,251
						$7,369,469
Liabilitiy Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	424	$45,745,625	September – 2024	$(859,235)
U.S. Treasury Ultra Note 10 yr	Short	USD	993	114,769,078	September – 2024	(3,339,292)
						$(4,198,527)
At July 31, 2024, the fund had liquid securities with an aggregate value of $5,416,371 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$161,760,086	$—	$161,760,086
Non - U.S. Sovereign Debt	—	110,864,494	—	110,864,494
Municipal Bonds	—	32,047,360	—	32,047,360
U.S. Corporate Bonds	—	2,704,364,909	—	2,704,364,909
Residential Mortgage-Backed Securities	—	21,054,145	—	21,054,145
Commercial Mortgage-Backed Securities	—	43,948,335	—	43,948,335
Asset-Backed Securities (including CDOs)	—	89,374,865	—	89,374,865
Foreign Bonds	—	1,239,250,742	—	1,239,250,742
Mutual Funds	77,967,788	—	—	77,967,788
Total	$77,967,788	$4,402,664,936	$—	$4,480,632,724
Other Financial Instruments
Futures Contracts – Assets	$7,369,469	$—	$—	$7,369,469
Futures Contracts – Liabilitiy Derivatives	(4,198,527)	—	—	(4,198,527)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$125,256,423	$270,657,526	$317,951,970	$(696)	$6,505	$77,967,788
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,198,654	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2024, are as follows:
United States	69.7%
Canada	4.7%
United Kingdom	4.4%
Australia	3.5%
Ireland	2.0%
Japan	1.8%
Italy	1.7%
Switzerland	1.3%
Bermuda	1.2%
Other Countries	9.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.